OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
OTHER LIABILITIES
Schedule of other liabilities

USDm	2025	2024	2023
Accrued operating expenses	16.9	22.7	17.8
Accrued interest	11.1	11.3	2.1
Wages and social expenses	21.6	19.0	22.4
Accrued administration expenses	4.1	2.6	1.9
Derivative financial instruments	3.4	2.5	2.8
EU Emission Allowances	10.3	5.2	—
Other	4.2	0.9	1.2
Balance as of December 31	71.6	64.2	48.2

Hereof non-current	3.3	2.9	3.0
Hereof current	68.3	61.3	45.2